INCOME TAXES - Components of Income Tax Provisions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax benefit (provision)
Federal			$ 0	$ (8,559)	$ 0	$ 0	$ 0
State			0	0	0	0	0
Foreign			(3,875)	286	(286)	(1,445)	0
Total current benefit			(3,875)	(8,273)	(286)	(1,445)	0
Deferred tax provision
Federal					0	0	0
State					0	0	0
Foreign					8,559	0	0
Total deferred benefit (provision)					8,559	0	0
Benefit (provision) from income taxes	$ 0	$ 8,561	$ 3,875	$ 8,273	$ 8,273	$ (1,445)	$ 0